UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21404
ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer

ING Clarion Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4272
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / March 31, 2008 (unaudited)

		Market
Shares		Value

	Long-Term Investments - 145.1%
	Common Stock - 110.4%
	Real Estate Investment Trusts (“REIT”) - 110.4%
70,500	AvalonBay Communities, Inc.	$6,804,660
223,200	BioMed Realty Trust, Inc.	5,332,248
79,800	Boston Properties, Inc.	7,347,186
322,553	Brandywine Realty Trust	5,470,499
266,400	Camden Property Trust	13,373,280
65,000	Digital Realty Trust, Inc.	2,307,500
90,000	EastGroup Properties, Inc.	4,181,400
409,200	Extra Space Storage, Inc.	6,624,948
90,900	Federal Realty Investment Trust	7,085,655
270,900	First Industrial Realty Trust, Inc.	8,368,101
51,400	General Growth Properties, Inc.	1,961,938
181,900	Gramercy Capital Corp.	3,807,167
185,200	Health Care REIT, Inc.	8,358,076
392,400	Highwoods Properties, Inc.	12,191,868
92,200	Hospitality Properties Trust	3,136,644
134,300	Kilroy Realty Corp.	6,595,473
274,310	Liberty Property Trust	8,533,784
158,100	Mid-America Apartment Communities, Inc.	7,879,704
385,100	National Retail Properties, Inc.	8,491,455
285,700	Nationwide Health Properties, Inc.	9,642,375
374,700	OMEGA Healthcare Investors, Inc.	6,504,792
181,753	Pennsylvania Real Estate Investment Trust	4,432,956
75,500	Post Properties, Inc.	2,915,810
117,800	Regency Centers Corp.	7,628,728
76,000	SL Green Realty Corp.	6,191,720
216,000	Senior Housing Properties Trust	5,119,200
117,200	Simon Property Group, Inc.	10,889,052
79,800	Sovran Self Storage, Inc.	3,408,258
264,200	Strategic Hotels & Resorts, Inc.	3,468,946
70,000	Taubman Centers, Inc.	3,647,000
92,900	Ventas, Inc.	4,172,139

	Total Common Stock
	(cost $194,339,947)	195,872,562

See previously submitted notes to financial statements for the annual period ended December 31, 2007.

		Market
Shares		Value

	Preferred Stock - 21.8%
	Real Estate Investment Trusts (“REIT”) - 21.8%
80,000	Apartment Investment & Management Co., Series V	1,796,000
80,000	BioMed Realty Trust, Inc., Series A	1,776,000
51,000	CBL & Associates Properties, Inc., Series C	1,050,600
65,000	Cedar Shopping Centers, Inc.	1,502,800
200,000	Corporate Office Properties Trust, Series J	4,768,760
50,000	First Industrial Realty Trust, Inc.	1,032,500
20,000	Glimcher Realty Trust, Series F	374,600
85,000	Glimcher Realty Trust, Series G	1,447,550
150,000	iStar Financial, Inc., Series F	2,085,000
122,600	Innkeepers USA Trust, Series C	1,490,362
170,000	LaSalle Hotel Properties, Series B	4,042,600
76,800	LaSalle Hotel Properties, Series E	1,696,804
118,600	National Retail Properties, Inc., Series C	2,555,830
80,000	PS Business Parks, Inc., Series O	1,782,000
129,000	Public Storage, Series I	3,084,390
80,000	Public Storage, Series K	1,895,200
80,000	SL Green Realty Corp., Series C	1,813,600
120,000	Strategic Hotels & Resorts, Inc., Series B	2,308,800
90,900	Strategic Hotels & Resorts, Inc., Series C	1,727,100
50,500	W2007 Grace Acquisition I, Inc., Series C	530,250

	Total Preferred Stock
	(cost $47,621,895)	38,760,746

Principal
Amount

	Mortgage-Related Securities - 11.6%
$666,522	Chase Commercial Mortgage Securities Corp.,
	Series 1997-1, Class F
	7.37%, 6/19/29 (a)	696,039
2,500,000	Commercial Mortgage Acceptance Corp.,
	Series 1998-C2, Class G
	5.44%, 9/15/30 (a)	2,216,454
	CS First Boston Mortgage Securities Corp.
2,000,000	Series 2002-CP3, Class J
	6.00%, 7/15/35 (a)	1,515,580
3,500,000	Series 2002-CP3, Class K
	6.00%, 7/15/35 (a)	2,562,091
2,000,000	Series 2003-C5, Class K
	5.23%, 12/15/36 (a)	1,068,340
2,000,000	Series 2003-C5, Class L
	5.23%, 12/15/36 (a)	950,957
1,250,000	Credit Suisse Mortgage Capital Certificates,
	Series 2007-C2, Class N
	5.19%, 1/15/49 (a)	357,419
2,600,000	DLJ Commercial Mortgage Corp.,
	Series 1998-CF1, Class B7
	6.41%, 2/18/31 (a)	1,161,657
	GS Mortgage Securities Trust
	Commercial Mortgage Pass-Through Certificates
See previously submitted notes to financial statements for the annual period ended December 31, 2007.

Principal
Amount

2,500,000	Series 2006-GG6, Class L
	5.23%, 4/10/38 (a)	1,070,240
1,000,000	Series 2006-GG6, Class P
	5.23%, 4/10/38 (a)	350,260
3,250,000	J.P. Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2002-C3, Class J
	5.06%, 7/12/35 (a)	987,051
1,000,000	Lehman Brothers Commercial Conduit Mortgage Trust,
	Series 2007-C3, Class J
	6.13%, 7/15/17 (a)	415,196
	Wachovia Bank Commercial Mortgage Trust
3,668,000	Series 2003-C4, Class L
	4.93%, 4/15/35 (a)	2,585,840
4,000,000	Series 2003-C7, Class L
	5.44%, 10/15/35 (a)	2,183,432
3,800,000	Series 2003-C8, Class K
	5.03%, 11/15/35 (a)	2,403,760

	Total Mortgage-Related Securities
	(cost $27,643,485)	20,524,316

	Corporate Bonds - 1.3%
1,650,000	Ashton Woods USA LLC
	9.50%, 10/01/15	891,000
	Susser Holdings LLC
375,000	10.625%, 12/15/13 (a)	387,188
1,000,000	10.625%, 12/15/13	1,032,500

	Total Corporate Bonds
	(cost $3,100,527)	2,310,688

	Total Long-Term Investments - 145.1%
	(cost $272,705,854)	257,468,312

Shares

	Short-Term Investments - 19.4%
	Money Market Fund - 19.4%
34,541,062	The Bank of New York Cash Reserve Fund
	(cost $34,541,062)	34,541,062

	Total Investments - 164.5%
	(cost $307,246,916)	292,009,374
	Other Assets less Liabilities - 0.3%	458,037
	Preferred Shares, at redemption value - (64.8%)	(115,000,000)

	Net Assets Applicable to
	Common Shares - 100.0% (b)	$177,467,411

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $20,911,504 or 11.8% of net assets.

(b)	Portfolio percentages are calculated based on Net Assets Applicable to Common Shares.
See previously submitted notes to financial statements for the annual period ended December 31, 2007.

Interest Rate Swaps

			Notional	Fixed	Floating
	FAS 157	Termination	Amount	Rate	Rate	Unrealized
Counterparty	Level*	Date	(000)	Paid	Received	Depreciation

Citigroup	L2	4/30/2009	$42,000	4.08%	1 Month LIBOR	$(829,067)

*	FAS 157 level is not a part of regular reporting requirements for each security listed.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$242,265,774	$—
Level 2 - Other Significant Observable Inputs	49,743,600	(829,067)
Level 3 - Significant Unobservable Inputs	—	—

Total	$292,009,374	$(829,067)

*	Other financial instruments are derivative instruments not reflected in the Portolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
See previously submitted notes to financial statements for the annual period ended December 31, 2007.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer
Date: May 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer
Date: May 29, 2008

By:	/s/ Jonathan A. Blome

Jonathan A. Blome
Treasurer and Chief Financial Officer
Date: May 29, 2008